Goodwill - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,536	$ 16,156
Additions	433	82
Foreign currency translation adjustments and other	(28)	298
Ending balance	16,941	16,536
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,403	2,303
Additions	433	82
Foreign currency translation adjustments and other	(2)	18
Ending balance	2,834	2,403
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,973	13,693
Foreign currency translation adjustments and other	(26)	280
Ending balance	13,947	13,973
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Ending balance	$ 160	$ 160